Related party transactions (Details) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended					9 Months Ended	12 Months Ended				2 Months Ended	1 Months Ended		12 Months Ended				23 Months Ended	1 Months Ended	12 Months Ended				12 Months Ended						12 Months Ended			0 Months Ended			12 Months Ended		0 Months Ended			0 Months Ended		3 Months Ended					0 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 23, 2012 Majority Shareholder	Dec. 31, 2013 Majority Shareholder	Dec. 31, 2012 Majority Shareholder	Dec. 31, 2011 Majority Shareholder	Jun. 30, 2012 Majority Shareholder	May 09, 2012 Majority Shareholder	Oct. 31, 2013 Bareboat Charter Agreement Majority Shareholder	Dec. 31, 2013 Bareboat Charter Agreement Majority Shareholder	Dec. 31, 2012 Bareboat Charter Agreement Majority Shareholder	Nov. 30, 2012 Bareboat Charter Agreement Majority Shareholder	Nov. 30, 2012 Bareboat Charter Agreement Parent Company	Dec. 31, 2013 Management Agreement Majority Shareholder	Feb. 28, 2011 West Linus Majority Shareholder	Oct. 31, 2011 West Elara Majority Shareholder	Dec. 31, 2012 West Elara Majority Shareholder	Dec. 31, 2013 Management Services Majority Shareholder	Dec. 31, 2012 Management Services Majority Shareholder	Dec. 31, 2011 Management Services Majority Shareholder	Dec. 31, 2012 Management Services Majority Shareholder	Jul. 31, 2012 LIBOR Majority Shareholder	Dec. 31, 2013 Performance Guarantee Majority Shareholder	Dec. 31, 2012 Performance Guarantee Majority Shareholder	Dec. 31, 2011 Performance Guarantee Majority Shareholder	Oct. 31, 2013 Performance Guarantee Majority Shareholder	Dec. 31, 2013 Performance Guarantee Parent Company Majority Shareholder	Dec. 31, 2013 US $85 Million Unsecured Revolving Shareholder Loan Revolving Credit Facility Majority Shareholder	Nov. 20, 2013 US $85 Million Unsecured Revolving Shareholder Loan Revolving Credit Facility Majority Shareholder	Jun. 28, 2013 US $85 Million Unsecured Revolving Shareholder Loan Revolving Credit Facility Majority Shareholder	Jun. 27, 2013 US $85 Million Unsecured Revolving Shareholder Loan Revolving Credit Facility Majority Shareholder	Mar. 31, 2012 US $85 Million Unsecured Revolving Shareholder Loan Revolving Credit Facility Majority Shareholder	Dec. 31, 2013 US $85 Million Unsecured Revolving Shareholder Loan Revolving Credit Facility LIBOR Majority Shareholder	Oct. 17, 2013 US $475 Million Revolving Credit Facility Revolving Credit Facility	Oct. 17, 2013 US $475 Million Revolving Credit Facility Revolving Credit Facility SF Linus Ltd	Oct. 17, 2013 US $475 Million Revolving Credit Facility Revolving Credit Facility LIBOR SF Linus Ltd	Apr. 30, 2011 Loans Payable US $500 Million Fixed Interest Bond	Apr. 30, 2011 Loans Payable US $500 Million Fixed Interest Bond Majority Shareholder	Dec. 31, 2012 Loans Payable US $500 Million Fixed Interest Bond Parent Company	Apr. 30, 2011 Loans Payable US $500 Million Fixed Interest Bond Parent Company	Mar. 27, 2012 Loans Payable US $210 Million Shareholder Loan Majority Shareholder	Dec. 01, 2012 Loans Payable US $27.5 Million Shareholder Loan Majority Shareholder	Jun. 28, 2013 Loans Payable US $195 Million Loan SF Linus Ltd Affiliated Entity	Apr. 14, 2011 North Atlantic Restructuring	Mar. 31, 2011 North Atlantic Restructuring drilling_unit jack_up_rig	Mar. 31, 2011 North Atlantic Restructuring drilling_unit jack_up_rig	Dec. 31, 2013 North Atlantic Restructuring	Dec. 31, 2012 North Atlantic Restructuring	Dec. 31, 2011 North Atlantic Restructuring	Mar. 31, 2011 North Atlantic Restructuring Loans Payable	Jun. 28, 2013 Seadrill Norge AS and Seadrill Norge Holding AS	Dec. 31, 2013 Seadrill Norge AS and Seadrill Norge Holding AS	Dec. 31, 2013 Frontline Management (Bermuda) Ltd. Management Services Affiliated Entity	Dec. 31, 2012 Frontline Management (Bermuda) Ltd. Management Services Affiliated Entity	Dec. 31, 2011 Frontline Management (Bermuda) Ltd. Management Services Affiliated Entity	Jun. 30, 2013 Ship Finance Affiliated Entity	Dec. 31, 2013 Ship Finance Affiliated Entity	Jun. 30, 2013 Ship Finance Parent Company Affiliated Entity	Dec. 31, 2013 Ship Finance US $475 Million Revolving Credit Facility SF Linus Ltd Affiliated Entity	Oct. 17, 2013 Ship Finance US $475 Million Revolving Credit Facility SF Linus Ltd Affiliated Entity	Dec. 31, 2013 Ship Finance Loans Payable US $195 Million Loan Affiliated Entity	Jun. 28, 2013 Ship Finance Loans Payable US $195 Million Loan SF Linus Ltd Affiliated Entity	Dec. 31, 2013 Seadrill Eminence Ltd Affiliated Entity	Dec. 31, 2013 Archer Ltd Affiliated Entity	Dec. 31, 2012 Archer Ltd Affiliated Entity	Dec. 31, 2011 Archer Ltd Affiliated Entity
Related Party Transaction [Line Items]
Total																																													$ 675,000,000	$ 2,354,800,000	$ 2,354,800,000
Entities under common control, number of drilling units acquired																																														4	4
Entities under common control, number of drilling units under construction																																														1	1
Debt face amount																																						500,000,000	500,000,000		500,000,000	210,000,000	27,500,000	195,000,000																	475,000,000		195,000,000
Original debt amount converted																																										150,000,000
Coupon rate (as a percent)																																							7.75%		7.75%	6.00%	4.00%								7.75%
Extinguishment of debt																																								500,000,000
Debt fees paid	0	0	30,600,000																																																									2,200,000		1,500,000
Related party transaction, amounts of transaction																90,000,000		31,100,000
Repayments of related party debt	21,600,000	0	0		659,400,000	530,000,000	110,900,000										19,600,000												659,000,000													60,000,000
Related party transaction, agreement termination period																			90 days
Related party transaction, fee, margin percentage																			8.00%			5.00%
Description of variable rate basis																																		Libor			LIBOR
Guarantor obligations, maximum exposure, undiscounted																								250,000,000	300,000,000	220,000,000	300,000,000
Related parties accounts receivable, current																																																					79,000,000
Related party transaction, contract period												4 years
Contractual obligation, mobilization cost and revenue, percentage													10.00%	90.00%
Related party interest expense					44,700,000	43,500,000	38,700,000																																																									500,000
Due from affiliate, current								120,000,000	60,000,000
Proceeds from repayment of debt				10,000,000
Loans receivable, description of variable rate basis																							LIBOR
Loans receivable, basis spread on variable rate, during period																							1.90%
Maximum borrowing capacity																													85,000,000	85,000,000	335,000,000	200,000,000	200,000,000		475,000,000	475,000,000
Amount outstanding																													5,000,000
Basis spread on variable rate																																		3.00%			2.75%
Guarantor obligation, annual fee (as a percentage)																												1.00%
Proceeds from related party debt	193,500,000	0	0		355,000,000	682,500,000	122,400,000																						489,000,000
Sale leaseback, lease term																																																										15 years
Variable Interest Entity, Financial or Other Support, Amount																																																											525,000,000
Related party transaction, expenses from transactions with related party										58,500,000									26,000,000	18,900,000	10,600,000			2,900,000	3,000,000	2,200,000																												100,000.0	100,000.0	100,000.0									4,000,000	3,000,000	1,200,000
Related party transaction, allocated administrative expense			19,700,000
Related party transaction, allocated corporate debt, interest expense			1,500,000
Related party transaction, allocated derivative gain			1,300,000
Reimbursement from Related Parties, Mobilization Costs											63,800,000	140,500,000
Revenue from Related Parties, Mobilization Revenue											47,300,000
Proceeds from Divestiture of Interest in Consolidated Subsidiaries																																																				154,000,000
Sale leaseback transaction, amount of transaction																																																									600,000,000
Sale value (in US$ millions)																																																									195,000,000
Related party transaction, employee services, margin percentage															7.00%
Management Fees Revenue															1,500,000
Reimbursement from Related Parties, Crew Costs															10,500,000
Due from related parties																																																				288,400,000
Related party transaction, transactions under common control, contributed deficit																																														1,307,100,000	1,307,100,000	1,186,100,000	(1,186,100,000)	(1,186,100,000)		2,300,000
Threshold for tax claims payable by parent	$ 63,000,000																																																				$ 63,000,000